SHARE-BASED COMPENSATION (Details Narrative) - Two Thousand Eighteen Long Term Incentive Plan [Member] - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance			5,000,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 20.3	$ 15.0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	2 years 4 months 6 days	2 years 1 month 6 days
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time-based and vest ratably period			1 year
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time-based and vest ratably period			3 years